Related party transactions (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of transactions between related parties [abstract]
Schedule of related party transactions
	Six months ended June 30, 2022	Six months ended June 30, 2021
	£	£
Short-term employee benefits	859,730	453,553
Share-based payments	827,913	-
	1,687,643	453,553